SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

June 30, 2026 (Unaudited)
Principal Amount		Value
Corporate Bonds — 55.9%
Bermuda — 0.3%
$278,000	Triton Container International Ltd. / TAL International Container Corp., 5.15%, 2/15/33	$272,660

Brazil — 0.3%
285,000	Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(a)	290,821

Canada — 2.1%
253,000	AltaGas Ltd., 7.20%, 10/15/54(a),(b)	264,941
314,000	Brookfield Infrastructure Finance ULC, 6.75%, 3/15/55(b)	318,006
300,000	Canadian Imperial Bank of Commerce, 6.50%, 7/28/86(b)	300,199
330,000	Capital Power US Holdings, Inc., 6.19%, 6/1/35(a)	340,752
330,000	CI Financial Corp., 7.50%, 5/30/29(a)	345,688
170,000	South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34	169,338
205,000	South Bow USA Infrastructure Holdings LLC, 6.18%, 10/1/54	196,191
		1,935,115
Colombia — 0.4%
195,465	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/30(a)	184,176
200,000	EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 6/30/32(a)	209,098
		393,274
France — 1.9%
250,000	BPCE SA, 6.29%, 1/14/36(a),(b)	261,138
316,000	BPCE SA, 6.35%, 1/13/47(a),(b)	310,114
440,000	Electricite de France SA, 6.13%, 4/22/56(a)	434,141
480,000	Electricite de France SA, 6.25%, 4/22/66(a)	472,411
210,000	Societe Generale SA, 8.13%, (a),(b),(c)	220,150
		1,697,954
Germany — 0.6%
200,000(d)	Commerzbank AG, EMTN, 7.88%, (b),(c),(e)	258,320
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	237,858
		496,178
Italy — 0.6%
250,000	Intesa Sanpaolo SpA, 6.01%, 6/29/37(a),(b)	252,181
200,000(d)	Intesa Sanpaolo SpA, 7.00%, (b),(c),(e)	250,252
		502,433
Japan — 0.7%
616,000	Kioxia Holdings Corp., 6.63%, 7/24/33(a)	645,367

Luxembourg — 0.3%
250,000	Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	263,817

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value

Mexico — 1.4%
$194,290	CFE Fibra E, REIT, 5.88%, 9/23/40(a)	$189,503
231,000	COX Asset Mexico SA de CV, 7.13%, 1/8/32(a)	234,233
265,000	COX Asset Mexico SA de CV, 7.75%, 5/8/36(a)	270,962
200,000	Esentia Energy Development SAB de CV, 6.13%, 7/30/33(a)	199,279
200,000	Esentia Energy Development SAB de CV, 6.50%, 7/30/38(a)	196,542
200,000	FIBRA Prologis, REIT, 5.63%, 1/14/38(a)	192,908
		1,283,427
Spain — 0.2%
200,000	Banco Santander SA, (SOFR RATE + 1.380%), 5.02%, 3/14/28(f)	200,984

Switzerland — 1.6%
598,000	Julius Baer Group Ltd., 3.63%, (b),(c),(e)	563,547
877,000	UBS Group AG, 6.88%, (a),(b),(c)	881,242
		1,444,789
United Arab Emirates — 0.4%
420,000	DAE Funding LLC, 4.95%, 1/15/33(a)	403,908

United Kingdom — 1.1%
430,000	Macquarie Airfinance Holdings Ltd., 5.20%, 3/27/28(a)	430,962
369,000	Pelagos Insurance Capital Ltd., 7.75%, 6/15/55(b)	388,133
201,000	Standard Life Plc, 8.50%, (b),(c),(e)	213,380
		1,032,475
United States — 44.0%
350,000	Ally Financial, Inc., Series C, 4.70%, (b),(c)	339,538
713,000	Ally Financial, Inc., Series D, 7.10%, (b),(c)	720,927
307,000(d)	Alphabet, Inc., 4.38%, 11/6/64	329,675
490,000	American Airlines Group, Inc. Pass-Through Trust, Series 2025-1, B, 5.65%, 11/11/34	482,554
500,000	American Airlines Group, Inc. Pass-Through Trust, Series 2026-1, B, 5.75%, 5/10/35	497,054
232,000	American National Group, Inc., 6.00%, 7/15/35	231,156
335,000	American National Group, Inc., 7.00%, 12/1/55(b)	326,663
262,000	APA Corp., 6.75%, 2/15/55	273,488
259,000	Athene Holding Ltd., 6.63%, 5/19/55	251,603
320,000	Atlas Warehouse Lending Co. LP, 4.63%, 11/15/28(a)	315,660
500,000	Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(a)	492,656
440,000	Beacon Point DC LLC, 6.13%, 11/30/42(a)	444,525
334,000	Belrose Funding Trust II, 6.79%, 5/15/55(a)	340,702
239,000	BGC Group, Inc., 6.15%, 4/2/30	243,934
260,000	BGC Group, Inc., 6.60%, 6/10/29	268,122
274,000	BGC Group, Inc., 8.00%, 5/25/28	286,337
510,000	BW Real Estate, Inc., 9.50%, (a),(b),(c)	519,968

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$393,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	$229,840
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/38	309,953
283,000	Citadel Finance LLC, 4.75%, 2/14/29(a)	278,568
500,000	Citadel Finance LLC, 5.15%, 2/14/31(a)	488,090
246,000	Citigroup, Inc., 6.63%, (b),(c)	250,210
420,000	Citizens Financial Group, Inc., 5.30%, 1/29/36(b)	415,991
523,000	Constellation Global Funding, 4.85%, 10/22/30(a)	511,946
363,000	Discovery Communications LLC, Series, 5.00%, 9/20/37	284,992
300,000	Energy Transfer LP, 6.30%, 1/15/56	301,247
337,000	Energy Transfer LP, 6.50%, 2/15/56(b)	339,862
262,000	Energy Transfer LP, (Term SOFR 3M + 3.279%), 6.94%, 11/1/66(f)	261,333
198,000	Enterprise Products Operating LLC, Series D, (Term SOFR 3M + 3.248%), 6.90%, 8/16/77(g)	197,867
295,000	Essent Group Ltd., 6.25%, 7/1/29	304,265
434,000	F&G Annuities & Life, Inc., 6.25%, 10/4/34	424,712
209,000	F&G Annuities & Life, Inc., 7.40%, 1/13/28	214,846
223,000	Fifth Third Bancorp, Series H, (Term SOFR 3M + 3.295%), 7.03%, (c),(g)	223,127
510,000	First Citizens BancShares, Inc., 5.60%, 9/5/35(b)	500,413
380,000	First Citizens BancShares, Inc., 6.25%, 3/12/40(b)	374,292
176,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	149,204
310,000	Ford Motor Credit Co. LLC, (SOFR RATE + 2.030%), 5.67%, 3/20/28(f)	313,728
230,000	Fortitude Group Holdings LLC, 6.25%, 4/1/30(a)	235,084
200,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	203,355
434,000	Foundry JV Holdco LLC, 6.30%, 1/25/39(a)	461,283
400,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	428,219
252,000	GA Global Funding Trust, 5.50%, 4/1/32(a)	250,854
340,000	General Motors Financial Co., Inc., Series A, 5.75%, (b),(c)	339,954
453,000	Global Atlantic Fin Co., 7.25%, 3/1/56(a),(b)	444,628
390,000	Global Atlantic Fin Co., 7.95%, 6/15/33(a)	430,427
350,000	Global Payments, Inc., 5.55%, 11/15/35	339,086
221,000	GLP Capital LP / GLP Financing II, Inc., REIT, 5.63%, 9/15/34	219,124
641,000	Goldman Sachs Group, Inc. (The), 5.07%, 1/21/37(b)	626,501
1,500,000	Goldman Sachs Group, Inc. (The), 5.43%, 6/3/37(b)	1,505,681
280,000	Grand River Funding Trust I, 6.31%, 2/15/36(a)	280,919
375,000	HA Sustainable Infrastructure Capital, Inc., 6.00%, 3/15/36	370,136
441,000	HA Sustainable Infrastructure Capital, Inc., 6.75%, 7/15/35	458,835
254,000	HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56(b)	257,558
272,000	HA Sustainable Infrastructure Capital, Inc., 8.00%, 6/1/56(b)	287,588
223,000	Hawaiian Electric Co., Inc., 6.00%, 10/1/33(a)	220,935
614,000	Hess Midstream Operations LP, 6.50%, 6/1/29(a)	625,930
260,000	Huntington Bancshares, Inc., 5.61%, 1/28/41(b)	254,523
176,000	Huntington Bancshares, Inc., 6.14%, 11/18/39(b)	179,701
600,000	HUT 8 DC LLC, 6.19%, 11/15/42(a)	608,816

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$256,000	Icon Investments Six DAC, 5.81%, 5/8/27	$257,998
283,000	Intel Corp., 3.20%, 8/12/61	164,194
210,000	Intel Corp., 5.60%, 2/21/54	196,257
230,000	Intel Corp., 5.70%, 2/10/53	216,948
300,000	Jackson Financial, Inc., 6.15%, 1/15/37	299,272
360,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	368,461
254,000	JH North America Holdings, Inc., 6.13%, 7/31/32(a)	256,250
380,000(d)	Liberty Mutual Group, Inc., 3.88%, 9/26/35(a)	430,595
116,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	119,043
337,000	LPL Holdings, Inc., 5.75%, 6/15/35	337,213
147,000	M&T Bank Corp., MTN, 5.39%, 1/16/36(b)	146,945
440,000	Medline Borrower LP, 3.88%, 4/1/29(a)	427,238
290,000	Mercury General Corp., 6.25%, 6/15/36	295,127
324,000	Meridian Arc Holdco LLC, 6.25%, 4/30/31(a)	324,586
400,000	Meta Platforms, Inc., 5.63%, 11/15/55	362,489
211,000	Meta Platforms, Inc., 6.30%, 5/15/56	209,964
190,000	Nissan Motor Acceptance Co. LLC, (SOFR Index + 2.050%), 5.69%, 9/13/27(a),(f)	188,879
419,000	Old National Bancorp, 5.77%, 2/15/36(b)	418,241
240,000	Oracle Corp., 4.55%, 2/4/29	236,642
460,000	Oracle Corp., 5.70%, 2/4/36	446,020
476,000	Oracle Corp., 6.10%, 9/26/65	398,053
439,000	Pacific Gas and Electric Co., 6.75%, 1/15/53	461,279
199,000	Paramount Global, 6.25%, 2/28/57(b)	160,798
343,000	Paramount Global, 6.38%, 3/30/62(b)	293,382
400,000	Patterson-UTI Energy, Inc., 6.05%, 5/15/36	398,416
297,000	PG&E Corp., 6.85%, 9/15/56(b)	296,032
387,000	PG&E Corp., 7.38%, 3/15/55(b)	394,398
480,000	Plains All American Pipeline LP, Series B, (Term SOFR 3M + 4.372%), 8.02%, (c),(g)	479,214
327,000	PR RNO Property Owner 1 LLC, 6.50%, 5/1/31(a)	326,557
321,000	Puget Energy, Inc., 7.00%, 9/15/56(b)	324,072
321,000	Puget Energy, Inc., 7.25%, 9/15/56(b)	326,016
460,000	QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 4/15/36(a)	437,262
432,000	RD Michigan Property Owner I LLC, 7.50%, 3/30/45(a)	431,375
154,000(d)	Realty Income Corp., REIT, 3.88%, 6/20/35	174,153
340,000	Reinsurance Group of America, Inc., 6.38%, 9/15/56(b)	338,197
300,000	Rio Grande LNG LLC, 5.50%, 1/30/34(a)	298,497
490,000	Rio Grande LNG LLC, 5.75%, 6/30/36(a)	488,324
350,000	Rocket Cos., Inc., 6.50%, 6/15/34(a)	358,945
430,000	Salesforce, Inc., 6.55%, 3/15/56	430,439
220,000	Sammons Financial Group, Inc., 5.95%, 6/15/36(a)	220,363
260,000	ServiceNow, Inc., 5.40%, 5/15/36	259,678
200,000	Space Exploration Technologies Corp., 5.65%, 7/15/33(a)	198,868
303,000	Space Exploration Technologies Corp., 5.88%, 7/15/36(a)	298,989
280,000	Spire, Inc., 6.25%, 6/1/56(b)	278,827
286,000	SV RNO Property Owner 1 LLC, 5.88%, 3/1/31(a)	281,961

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$200,000	Synchrony Financial, 5.02%, 7/29/29(b)	$200,026
670,000	Texas Capital Bancshares, Inc., 5.30%, 2/27/32(b)	663,930
383,000	TPG Operating Group II LP, 4.88%, 5/15/31	377,335
351,000	TXNM Energy, Inc., 7.00%, 7/31/56(a),(b)	353,044
290,000	Vertiv Holdings Co., 5.80%, 3/15/56	285,476
170,000	Vertiv Holdings Co., 5.95%, 3/15/66	168,160
464,000	Webster Financial Corp., 5.78%, 9/11/35(b)	467,438
388,000	Western Alliance Bank, 6.54%, 11/15/35(b)	384,593
240,000	Whistler Pipeline LLC, 5.95%, 9/30/34(a)	245,627
192,000(d)	WP Carey, Inc., REIT, 3.70%, 11/19/34	214,369
300,000	Zions Bancorp NA, 3.25%, 10/29/29	282,877
250,000	Zions Bancorp NA, 4.70%, 8/18/28(b)	249,559
250,000	Zions Bancorp NA, 6.82%, 11/19/35(b)	262,791
		39,979,867
Total Corporate Bonds		50,843,069
(Cost $50,817,254)
U.S. Government Agency Backed Mortgages — 19.8%
United States — 19.8%
1,175,000	Fannie Mae, (TBA), 3.50%, 7/1/55	1,066,365
675,000	Fannie Mae, (TBA), 4.00%, 7/1/55	630,710
1,925,000	Fannie Mae, (TBA), 3.00%, 7/1/55	1,678,735
3,325,000	Fannie Mae, (TBA), 2.50%, 7/1/55	2,777,888
4,550,000	Fannie Mae, (TBA), 2.00%, 7/1/56	3,631,573
1,200,000	Fannie Mae, (TBA), 6.00%, 7/1/56	1,225,776
828,613	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	777,636
182,013	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	181,138
454,151	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	451,750
168,058	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	171,112
271,564	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	284,544
76,395	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	77,777
893,019	Fannie Mae, Pool #CB9720, 5.50%, 12/1/54	900,995
536,849	Fannie Mae, Pool #CC0947, 6.50%, 8/1/55	559,338
798,917	Fannie Mae, Pool #CC1572, 5.50%, 11/1/55	806,069
751,614	Fannie Mae, Pool #CC1573, 6.00%, 11/1/55	773,100
747,808	Fannie Mae, Pool #CC1898, 5.00%, 2/1/56	737,841
754,381	Fannie Mae, Pool #CC1900, 5.50%, 1/1/56	761,409
368,220	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	355,816
111,883	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	116,667
		17,966,239
Total U.S. Government Agency Backed Mortgages		17,966,239
(Cost $18,062,927)
Asset Backed Securities — 10.4%
Cayman Islands — 1.7%
500,000	Crown Point CLO IV Ltd., Series 2018-4A, Class D, (Term SOFR 3M + 3.012%), 6.69%, 4/20/31, (a),(f)	499,250

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$500,000	Northwoods Capital XVII Ltd., Series 2018-17A, Class D, (Term SOFR 3M + 3.112%), 6.78%, 4/22/31, (a),(f)	$498,150
500,000	Shackleton-R CLO Ltd., Series 2015-7RA, Class DRR, (Term SOFR 3M + 3.000%), 6.67%, 7/15/31, (a),(f)	499,150
		1,496,550
United States — 8.7%
326,000	Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 8/25/55, (a)	312,998
433,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55, (a)	424,666
670,000	Iskandar Enterprise LLC, Series 2026-1A, Class A23, 5.54%, 4/17/56, (a)	663,856
428,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class B, 5.56%, 2/25/56, (a)	421,068
863,000	MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/55, (a)	859,485
159,065	MMP Capital LLC, Series 2025-A, Class A, 5.36%, 12/15/31, (a)	159,458
585,000	Mtp Abs Funding LLC, Series 2026-1A, Class B, 5.88%, 4/25/56, (a)	584,982
73,045	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39, (a)	69,810
1,010,000	Pagaya AI Debt Grantor Trust, Series 2026-R2, Class C, 6.22%, 2/15/34, (a)	1,012,585
689,273	Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2II, 5.65%, 12/6/55, (a)	693,454
400,000	QTS Issuer ABS I LLC, Series 2025-1A, Class A2, 5.44%, 5/25/55, (a)	397,015
430,000	QTS Issuer ABS I LLC, Series 2025-1A, Class B, 5.93%, 5/25/55, (a)	420,577
473,000	Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, 5.00%, 3/27/56, (a)	458,548
320,000	Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55, (a)	311,829
310,000	Switch ABS Issuer LLC, Series 2024-2A, Class B, 6.20%, 6/25/54, (a)	306,234
530,000	Uniti Fiber Abs Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55, (a)	535,365
300,000	Zayo Issuer LLC, Series 2025-1A, Class B, 6.09%, 3/20/55, (a)	301,354
		7,933,284
Total Asset Backed Securities		9,429,834
(Cost $9,472,897)
Bank Loans — 6.1%
United States — 6.1%
482,790	Allison Transmission, Inc., (Term SOFR 1M + 1.750%), 5.38%, 1/3/33(f)	481,887
492,500	AS Mileage Plan IP Ltd., (Term SOFR 3M + 1.750%), 5.43%, 10/15/31(f)	490,501
362,521	Atkore International, Inc., (Term SOFR 3M + 2.000%), 5.73%, 9/29/32(f)	362,974

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
$580,165	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 1.750%), 5.39%, 6/22/30(f)	$579,921
429,000	Charter Communications Operating LLC, (Term SOFR 3M + 2.000%), 5.69%, 12/7/30(f)	423,264
431,628	Citadel Securities LP, (Term SOFR 3M + 2.000%), 5.66%, 6/10/33(f)	430,579
941,090	Discovery Global Holdings, Inc., (Term SOFR 1M + 2.500%), 6.14%, 5/27/33(f)	941,005
409,813	Hilcorp Energy I LP, (Term SOFR 1M + 1.750%), 5.39%, 2/11/30(f)	409,558
400,000	Hilton Worldwide Finance LLC, (Term SOFR 1M + 1.750%), 5.40%, 11/8/30(f)	400,568
567,378	Solstice Advanced Materials, Inc., (Term SOFR 3M + 1.750%), 5.41%, 10/29/32(f)	569,506
493,762	Terex Corp., (Term SOFR 1M + 1.750%), 5.39%, 10/8/31(f)	493,916
		5,583,679
Total Bank Loans		5,583,679
(Cost $5,577,369)
U.S. Treasury Obligations — 4.0%
United States — 4.0%
1,825,000	U.S. Treasury Notes, 3.50%, 10/31/27	1,809,317
1,823,000	U.S. Treasury Notes, 3.75%, 4/30/28	1,809,897
		3,619,214
Total U.S. Treasury Obligations		3,619,214
(Cost $3,620,589)
Foreign Government Bonds — 3.8%
Ecuador — 0.3%
283,000	Ecuador Government International Bond, 9.25%, 1/29/39(a)	289,955

Japan — 3.0%
301,050,000(h)	Japan Government Forty Year Bond, Series 13, 0.50%, 3/20/60	715,211
10,000,000(h)	Japan Government Thirty Year Bond, Series 82, 1.80%, 3/20/54	39,530
78,650,000(h)	Japan Government Thirty Year Bond, Series 84, 2.10%, 9/20/54	334,846
101,000,000(h)	Japan Government Thirty Year Bond, Series 83, 2.20%, 6/20/54	441,165
84,200,000(h)	Japan Government Thirty Year Bond, Series 85, 2.30%, 12/20/54	374,845
169,500,000(h)	Japan Government Thirty Year Bond, Series 87, 2.80%, 6/20/55	844,227
		2,749,824
Mexico — 0.5%
450,000	Mexico Government International Bond, 5.63%, 2/9/34	442,600

Total Foreign Government Bonds		3,482,379
(Cost $4,288,931)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Principal Amount		Value
Collateralized Mortgage Obligations — 3.5%
United States — 3.5%
$570,247	HOMES Trust, Series 2025-NQM4, Class A1, 5.22%, 8/25/70, (a),(i)	$567,268
465,780	HOMES Trust, Series 2025-AFC2, Class A1A, 5.47%, 6/25/60, (a)	465,622
362,785	JP Morgan Mortgage Trust, Series 2025-VIS1, Class A1, 5.49%, 8/25/55, (a),(i)	362,446
100,672	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65, (a),(i)	96,218
255,828	OBX Trust, Series 2025-NQM11, Class A1, 5.42%, 5/25/65, (a)	255,515
270,461	OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/1/64, (a)	271,433
563,313	Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A1, 5.07%, 8/25/65, (a),(i)	558,690
322,731	Verus Securitization Trust, Series 2024-8, Class A2, 5.62%, 10/25/69, (a)	322,517
232,748	Verus Securitization Trust, Series 2024-3, Class A3, 6.85%, 4/25/69, (a)	234,242
		3,133,951
Total Collateralized Mortgage Obligations		3,133,951
(Cost $3,148,187)

Shares
Investment Company — 4.8%
4,390,153	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (j)	4,390,153
Total Investment Company		4,390,153
(Cost $4,390,153)
Total Investments		$98,448,518
(Cost $99,378,307) — 108.3%
Liabilities in excess of other assets — (8.3)%		(7,558,715)
NET ASSETS — 100.0%		$90,889,803

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	Perpetual security with no stated maturity date.
(d)	Principal amount denoted in Euros.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Floating rate note. Rate shown is as of report date.
(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2026.
(h)	Principal amount denoted in Japanese Yen.
(i)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(j)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Foreign currency exchange contracts as of June 30, 2026:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	1,603,765	EUR	1,850,000	Citibank N.A.	7/22/26	$11,523
USD	870,000	CAD	1,198,266	Citibank N.A.	7/22/26	24,255
USD	524,610	EUR	446,707	Citibank N.A.	7/22/26	13,732
USD	894,301	EUR	761,633	Citibank N.A.	7/22/26	23,258
USD	1,071,788	EUR	912,836	Citibank N.A.	7/22/26	27,821
USD	925,049	GBP	689,642	Citibank N.A.	7/22/26	10,287
USD	3,341,456	JPY	527,954,206	Citibank N.A.	7/22/26	88,609
USD	2,330,000	JPY	373,079,880	Citibank N.A.	7/22/26	31,369
						$230,854

CAD	1,181,166	USD	870,000	Citibank N.A.	7/22/26	$(36,325)
EUR	2,145,917	GBP	1,878,161	Citibank N.A.	7/22/26	(37,063)
EUR	1,240,000	GBP	1,080,976	Citibank N.A.	7/22/26	(15,709)
JPY	67,487,640	USD	430,000	Citibank N.A.	7/22/26	(14,193)
JPY	137,624,430	USD	870,000	Citibank N.A.	7/22/26	(22,064)
JPY	135,543,699	USD	858,396	Citibank N.A.	7/22/26	(23,281)
						$(148,635)

Total						$82,219
Financial futures contracts as of June 30, 2026:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	29	September 2026	$8,883	USD	$3,186,828	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	21	September 2026	(3,728)	USD	4,328,789	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	42	September 2026	44,162	USD	4,767,000	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	41	September 2026	11,213	USD	4,762,406	Morgan Stanley & Co. LLC
Total			$60,530

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	5	September 2026	$(5,530)	EUR	$727,493	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	8	September 2026	(1,964)	USD	899,750	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	3	September 2026	(6,962)	EUR	381,240	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	4	September 2026	(3,489)	EUR	527,333	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	25	September 2026	(2,061)	USD	2,676,172	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	32	September 2026	(9,264)	EUR	3,874,237	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	10	September 2026	(10,049)	JPY	7,858,175	Morgan Stanley & Co. LLC
Total			$(39,319)
Inflation swaps as of June 30, 2026:
Notional Amount (000)	Termination Date	Payment Frequency	Counter- party	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2026	Unreal. App. (Dep.)
USD 7,385	04/28/31	Yearly	Morgan Stanley & Co. LLC	2.62	USD- BCAPLDN	$0.00	$(921)	$(921)
USD 3,820	05/29/31	Yearly	Morgan Stanley & Co. LLC	2.64	USD- BCAPLDN	0.00	(23,347)	(23,347)
USD 1,910	06/01/31	Yearly	Morgan Stanley & Co. LLC	2.68	USD- BCAPLDN	0.00	(15,894)	(15,894)
USD 1,507	04/28/31	Yearly	Morgan Stanley & Co. LLC	2.67	USD- JPMLDN	0.00	(3,486)	(3,486)
USD 760	05/29/31	Yearly	Morgan Stanley & Co. LLC	2.62	USD- MSDWLDN	0.00	(4,140)	(4,140)
Total						$0.00	$(47,788)	$(47,788)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Interest rate swaps as of June 30, 2026:
Fixed Rate	Float Rate	Pay Receive	Pay Freq	Counter- party	Exp. Date	Notional Amount (000)	Premium Paid/ (Received)	Unreal App (Dep)	Value
2.76%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	6/17/28	EUR 8,546	$0	$7,050	$7,050
2.75%	EUR- BNPLDN	Receive	Yearly	Morgan Stanley & Co. LLC	6/17/28	EUR 5,054	0	2,490	2,490
2.76%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/11/28	EUR 3,843	0	5,123	5,123
2.72%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	4/20/28	EUR 2,405	0	1,758	1,758
2.72%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	4/17/28	EUR 2,392	0	1,876	1,876
2.72%	EUR- GSLDN	Receive	Semi- Annually	Morgan Stanley & Co. LLC	4/24/28	EUR 2,226	0	2,659	2,659
2.82%	EUR- GSLDN	Receive	Yearly	Morgan Stanley & Co. LLC	5/4/28	EUR 2,170	0	6,314	6,314
2.75%	EUR- GSLDN	Receive	Semi- Annually	Morgan Stanley & Co. LLC	4/29/28	EUR 2,167	0	2,856	2,856
1.51%	JPY- BCAP LDN	Pay	Yearly	Morgan Stanley & Co. LLC	10/10/35	JPY 300,000	0	132,321	132,321
							$0	$162,447	$162,447

12.80%	BRL- BCAP LDN	Receive	Yearly	Morgan Stanley & Co. LLC	1/2/31	BRL 10,080	$0	$(110,645)	$(110,645)
Total							$0	$51,802	$51,802

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund  (cont.)

June 30, 2026 (Unaudited)
Credit default swaps buy protection as of June 30, 2026:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	6,510	$(101,204)	$(43,343)	$(144,546)
1.00%	Markit CDX IG Index Series 46	Quarterly	Morgan Stanley & Co. LLC	6/20/31	USD	13,006	(199,250)	(89,531)	(288,782)
Total							$(300,454)	$(132,874)	$(433,328)
Credit default swaps sell protection as of June 30, 2026:
Fixed Rate	Issuer	Payment Frequency	Counter- party	Expiration Date	ICS%	Notional Amount (000)		Premium Paid/ (Received)	Unreal. App. (Dep.)	Value
1.00%	Oracle Corp.	Quarterly	Morgan Stanley & Co. LLC	12/20/30	1.64	USD	420	$(9,028)	$(449)	$(9,477)
1.00%	Lincoln National Corp.	Quarterly	Morgan Stanley & Co. LLC	6/20/31	1.44	USD	870	(29,344)	14,237	(15,106)
Total								$(38,372)	$13,788	$(24,583)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
BRL - Brazilian Real
CAD - Canadian Dollar
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
ICS - Implied Credit Spread
JPY - Japanese Yen
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To-be-announced
USD - United States Dollar